INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Narrative (Details) - USD ($) $ in Thousands	7 Months Ended
	Jul. 29, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Jul. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates		$ 115,952	$ 128,407
Equity method investments		113,700	126,500
Investments without significant influence		$ 2,300	$ 1,900
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Equity method investments				$ 0	$ 340,485
Sales	$ 10,000
Purchases	30,900
Legacy Dole | Total Produce
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 259,000
Ownership percentage				45.00%		45.00%